Taxation (Earnings before Income Tax, Domestic and Foreign) (Details) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2012 PRC Mainland Entities [Member] CNY	Dec. 31, 2011 PRC Mainland Entities [Member] CNY	Dec. 31, 2010 PRC Mainland Entities [Member] CNY	Dec. 31, 2012 Non-PRC Mainland Entities [Member] CNY	Dec. 31, 2011 Non-PRC Mainland Entities [Member] CNY	Dec. 31, 2010 Non-PRC Mainland Entities [Member] CNY
Earnings before Income Tax, Domestic and Foreign [Line Items]
Earnings before income taxes	$ 253,019	1,576,338	1,781,271	1,610,395	1,583,250	1,662,221	1,640,669	(6,912)	119,050	(30,274)